DISCOUNTINUED OPERATION (Schedule of result of operations of the Target Businesses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income before income tax		$ 272,879	$ 22,230
Income taxes benefit/(expense)		51,696	1,942
Income from discontinued operations attributable to owners of the Company		220,298	$ 19,611
AM Advertising [Member]
Net revenues		166,843
Cost of revenues		(126,745)
Gross profit		40,098
Operating expenses		(13,239)
Income from operations		26,859
Gain from disposal of 75% equity interest in AM Advertising		244,164
Interest income		298
Other income, net		1,293
Income on equity method investments		265
Net income before income tax		272,879
Income taxes benefit/(expense)		(51,696)
Income from discontinued operations attributable to owners of the Company		$ 221,183